UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-5235

        Nuveen California Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            08/31

Date of reporting period:          11/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen California Municipal Value Fund, Inc. (NCA)
November 30, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 1.8%

$2,400	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/12 at 100.00	Baa3	$ 2,081,640
	County Tobacco Funding Corporation, Series 2002B, 5.500%, 6/01/30

2,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	2,438,350
	Series 2003A-1, 6.250%, 6/01/33

	Education and Civic Organizations - 0.6%

1,500	California Statewide Community Development Authority, Certificates of Participation, San Diego	12/06 at 105.00	N/R	1,539,705
	Space and Science Foundation, Series 1996, 7.500%, 12/01/26

	Healthcare - 10.3%

915	Arcadia, California, Hospital Revenue Bonds, Methodist Hospital of Southern California, Series	5/05 at 100.00	BBB+	916,748
	1992, 6.500%, 11/15/12

12,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	A3	12,813,720
	Series 1999A, 6.125%, 12/01/30

4,000	California Statewide Community Development Authority, Revenue Refunding Bonds, Sherman Oaks Health	No Opt. Call	AAA	4,254,320
	System, Series 1998A, 5.000%, 8/01/22 - AMBAC Insured

5,000	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community	2/10 at 101.00	Baa2	5,158,750
	Hospitals of Central California Obligated Group, Series 2000, 6.000%, 2/01/30

1,440	Stockton, California, Health Facility Revenue Bonds, Dameron Hospital Association, Series 1997A,	12/07 at 102.00	BBB+	1,535,026
	5.300%, 12/01/08

1,730	West Contra Costa Healthcare District, California, Certificates of Participation, Series 2004,	7/14 at 100.00	AAA	1,876,894
	5.375%, 7/01/21 - AMBAC Insured

	Housing/Multifamily - 4.4%

3,350	ABAG Finance Authority for Non-Profit Corporations, California, Multifamily Housing Revenue	No Opt. Call	Baa2	3,637,162
	Refunding Bonds, United Dominion/2000 Post Apartments, Series 2000B, 6.400%, 8/15/30 (Alternative
	Minimum Tax) (Mandatory put 8/15/08)

2,600	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Harbor	7/09 at 102.00	N/R	2,467,296
	City Lights, Series 1999Y, 6.650%, 7/01/39 (Alternative Minimum Tax)

5,000	California Statewide Community Development Authority, Multifamily Housing Refunding Bonds,	No Opt. Call	BBB+	5,288,350
	Archstone Communities Trust, Archstone Pelican Point Apartments, Series 1999H, 5.300%, 6/01/29
	(Mandatory put 6/01/08)

	Housing/Single Family - 0.2%

55	California Rural Home Mortgage Finance Authority, Single Family Mortgage Revenue Bonds,	No Opt. Call	Aaa	55,329
	Mortgage-Backed Securities Program, Series 1993A-2, 7.950%, 12/01/24 (Alternative Minimum Tax)

520	California Rural Home Mortgage Finance Authority, Single Family Mortgage Revenue Bonds,	No Opt. Call	AAA	522,236
	Mortgage-Backed Securities Program, Series 1997D, 6.700%, 5/01/29 (Alternative Minimum Tax)

	Industrials - 0.4%

1,000	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc.,	No Opt. Call	BBB	1,013,450
	Series 2004, 4.100%, 9/01/14 (Alternative Minimum Tax) (Mandatory put 9/01/09)

	Long-Term Care - 4.5%

	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Elder Care Alliance
	of Union City, Series 2004:
1,850	5.400%, 8/15/24	8/14 at 100.00	A	1,911,254
2,130	5.600%, 8/15/34	8/14 at 100.00	A	2,209,406

2,720	ABAG Finance Authority for Non-Profit Corporations, California, Certificates of Participation,	10/07 at 102.00	BB+	2,708,304
	American Baptist Homes of the West, Series 1997A, 5.750%, 10/01/17

3,000	California Statewide Community Development Authority, Certificates of Participation, Internext	4/09 at 101.00	BBB-	3,051,750
	Group, Series 1999, 5.375%, 4/01/17

1,500	Riverside County Public Financing Authority, California, Certificates of Participation, Air Force	5/09 at 101.00	BBB-	1,570,230
	Village West, Series 1999, 5.750%, 5/15/19

	Tax Obligation/General - 13.0%

7,500	California, Various Purpose General Obligation Bonds, Series 2000, 5.750%, 3/01/27 - MBIA Insured	3/10 at 101.00	AAA	8,193,075

	California, General Obligation Bonds, Series 2004:
500	5.000%, 2/01/20	2/14 at 100.00	A	523,365
5,200	5.000%, 2/01/21	2/14 at 100.00	A	5,411,120
2,000	5.300%, 4/01/29	4/14 at 100.00	A	2,069,980
2,850	5.250%, 4/01/34	4/14 at 100.00	A	2,924,471

1,000	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 101.00	AAA	1,053,490
	2002A, 5.000%, 8/01/21 - FGIC Insured

3,200	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	3,348,768
	7/01/22 - FSA Insured

1,845	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series 2001,	8/08 at 101.00	AAA	1,911,420
	5.125%, 8/01/21 - FSA Insured

2,000	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 2001A, 5.500%,	No Opt. Call	AAA	2,311,280
	7/01/20 - MBIA Insured

1,500	San Ramon Valley Unified School District, Contra Costa County, California, General Obligation	8/13 at 100.00	AAA	1,562,550
	Bonds, Series 2003, 5.000%, 8/01/23 - FSA Insured

2,325	Temecula Valley Unified School District, Riverside County, California, General Obligation Bonds,	9/06 at 102.00	AAA	2,523,788
	Series 1990F, 6.000%, 9/01/20 (Pre-refunded to 9/01/06) - FSA Insured

1,460	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	1,537,292
	Bonds, Series 2003B, 5.000%, 8/01/20 - FSA Insured

	Tax Obligation/Limited - 37.0%

	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area, Series
	2003:
3,000	5.500%, 10/01/23 - RAAI Insured	10/13 at 100.00	AA	3,169,500
1,000	5.625%, 10/01/33 - RAAI Insured	10/13 at 100.00	AA	1,052,150

	Burbank Redevelopment Agency, California, Tax Allocation Bonds, Golden State Redevelopment Project,
	Series 2003:
1,700	5.625%, 12/01/28 - FGIC Insured	12/13 at 100.00	AAA	1,840,165
5,010	5.750%, 12/01/33 - FGIC Insured	12/13 at 100.00	AAA	5,516,110

2,400	Calexico Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Central Business	8/13 at 102.00	AAA	2,434,536
	and Residential District Project, Series 2003C, 5.000%, 8/01/28 - AMBAC Insured

	California, Economic Recovery Revenue Bonds, Series 2004A:
3,400	5.000%, 7/01/15	7/14 at 100.00	AA-	3,700,900
2,000	5.000%, 7/01/16	7/11 at 100.00	AA-	2,116,500

9,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, State	1/06 at 100.00	AAA	9,247,680
	Substance Abuse Treatment Facility and Corcoran II State Prison, Series 1996A, 5.250%, 1/01/21 -
	AMBAC Insured

4,000	California State Public Works Board, Lease Revenue Bonds, Department of Health Services, Series	11/09 at 101.00	AAA	4,400,680
	1999A, 5.750%, 11/01/24 - MBIA Insured

2,000	Capistrano Unified School District, Ladera, California, Special Tax Bonds, Community Facilities	9/09 at 102.00	N/R	2,021,520
	District 98-2, Series 1999, 5.750%, 9/01/29

3,025	Chino Unified School District, California, Certificates of Participation, Master Lease Program,	9/05 at 102.00	AAA	3,172,015
	Series 1995, 6.000%, 9/01/20 - FSA Insured

2,800	Commerce Community Development Commission, California, Subordinate Lien Tax Allocation Refunding	8/07 at 102.00	N/R	2,879,324
	Bonds, Redevelopment Project 1, Series 1997B, 6.000%, 8/01/21

2,000	Duarte Redevelopment Agency, California, Tax Allocation Refunding Bonds, Amended Davis Addition	9/07 at 102.00	N/R	2,146,200
	Project Area, Series 1997A, 6.700%, 9/01/14

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2003B:
3,800	5.500%, 6/01/33	6/13 at 100.00	A-	3,985,288
3,000	5.625%, 6/01/38	6/13 at 100.00	A-	3,150,840

2,750	Los Angeles County Schools, California, Certificates of Participation, Pooled Financing Program,	9/13 at 100.00	AAA	2,783,825
	Regionalized Business Services Corporation, Series 2003A, 5.000%, 9/01/28 - FSA Insured

3,685	Milpitas, California, Local Improvement District 20 Limited Obligation Bonds, Series 1998A,	3/05 at 103.00	N/R	3,816,481
	5.650%, 9/02/13

	Modesto Schools Infrastructure Financing Agency, Stanislaus County, California, Special Tax Revenue
	Bonds, Series 2004:
1,045	5.250%, 9/01/22 - AMBAC Insured	9/14 at 100.00	AAA	1,126,353
1,145	5.250%, 9/01/23 - AMBAC Insured	9/14 at 100.00	AAA	1,228,471
1,255	5.250%, 9/01/24 - AMBAC Insured	9/14 at 100.00	AAA	1,339,286

420	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central District	3/13 at 100.00	AAA	463,420
	Redevelopment Project, Series 2003, 5.500%, 9/01/18 - FGIC Insured

8,000	Palmdale Elementary School District, Los Angeles County, California, Special Tax Bonds, Community	8/09 at 101.00	AAA	8,842,240
	Facilities District 90-1, Series 1999, 5.800%, 8/01/29 - FSA Insured

3,300	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.375%,	7/12 at 100.00	A	3,428,898
	7/01/36

485	Riverside County, California, Subordinate Lien Mobile Home Park Revenue Bonds, Bravo Mobile Home	4/05 at 100.00	N/R	474,800
	Park Project, Series 1999B, 6.500%, 3/20/29

1,440	San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile Home	7/08 at 102.00	N/R	1,455,062
	Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28

3,130	San Francisco Redevelopment Agency, California, Lease Revenue Bonds, Moscone Convention Center,	7/11 at 102.00	AAA	3,326,220
	Series 2004, 5.250%, 7/01/23 - AMBAC Insured

345	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project,	2/06 at 100.00	AAA	347,998
	Series 1993, 5.000%, 8/01/20 - MBIA Insured

2,750	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center Project,	9/11 at 100.00	AAA	2,878,508
	Series 2001F, 5.000%, 9/01/20 - MBIA Insured

1,700	Shafter Joint Powers Financing Authority, California, Lease Revenue Bonds, Community Correctional	1/07 at 101.00	A-	1,822,009
	Facility Acquisition Project, Series 1997A, 5.950%, 1/01/11

1,000	Simi Valley, California, Certificates of Participation, Series 2004, 5.000%, 9/01/24 - AMBAC	9/14 at 100.00	AAA	1,034,660
	Insured

3,845	Ventura County Superintendent of Schools, California, Certificates Participation, Series 2003,	12/11 at 100.00	AAA	3,891,409
	5.000%, 12/01/27 - AMBAC Insured

3,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Notes, Series 1999A, 6.500%,	10/10 at 101.00	BBB	3,451,770
	10/01/24

2,570	Vista Joint Powers Financing Authority, California, Special Tax Lease Revenue Refunding Bonds,	9/05 at 102.00	N/R	2,625,281
	Community Facilities District 90-2, Series 1997A, 5.875%, 9/01/20

	Transportation - 4.2%

5,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds,	1/14 at 101.00	BBB-	4,326,685
	Series 1999, 0.000%, 1/15/27

1,250	Fresno, California, Airport Revenue Bonds, Series 2000A, 5.500%, 7/01/30 - FSA Insured	7/10 at 101.00	AAA	1,333,400

5,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,	5/06 at 102.00	AAA	5,242,000
	Second Series Issue 10A, 5.625%, 5/01/21 (Alternative Minimum Tax) - MBIA Insured

	U.S. Guaranteed *** - 12.0%

3,115	California Educational Facilities Authority, Revenue Bonds, Pooled College and University Projects,	6/10 at 101.00	Baa3***	3,689,219
	Series 2000C, 6.750%, 6/01/30

2,065	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	AAA	2,938,371
	Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax)

2,500	Los Angeles Community Redevelopment Agency, California, Tax Allocation Refunding Bonds, Central	1/05 at 100.00	BBB***	2,570,900
	Business District Redevelopment Project, Series 1987G, 6.750%, 7/01/10

4,808	Merced Irrigation District, California, Subordinated Revenue Certificates of Participation,	3/08 at 102.00	AAA	5,538,479
	Electric System Project, Series 2000, 7.450%, 3/01/18 (Pre-refunded to 3/01/08)

8,565	Palmdale, California, GNMA Mortgage-Backed Securities Program, Single Family Mortgage Revenue	No Opt. Call	AAA	4,891,215
	Bonds, Series 1988A, 0.000%, 3/01/17

20,415	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home	No Opt. Call	AAA	8,947,486
	Mortgage Revenue Bonds, Series 1988A, 0.000%, 9/01/21 (Alternative Minimum Tax)

1,920	South Placer Wastewater Authority, California, Wastewater Revenue Bonds, Series 2000A, 5.000%,	11/10 at 101.00	AAA	2,145,677
	11/01/20 (Pre-refunded to 11/01/10) - FGIC Insured

	Utilities - 5.9%

4,500	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	A2	4,777,740
	5/01/18

3,000	California Statewide Community Development Authority, Certificates of Participation Refunding, Rio	12/04 at 102.00	N/R	2,576,160
	Bravo Fresno Project, Series 1999A, 6.300%, 12/01/18

500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2,	7/13 at 100.00	AAA	526,170
	5.000%, 7/01/21 - MBIA Insured

3,300	Merced Irrigation District, California, Revenue Refunding Bonds, Electric System Project, Series	9/05 at 102.00	Baa3	3,407,448
	2001, 6.850%, 9/01/36

3,470	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	6/10 at 101.00	Baa3	3,744,823
	Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26
	(Alternative Minimum Tax)

	Water and Sewer - 4.2%

500	Los Angeles County Sanitation Districts Financing Authority, California, Senior Revenue Bonds,	10/13 at 100.00	AAA	521,180
	Capital Projects, Series 2003A, 5.000%, 10/01/23 - FSA Insured

5,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.250%,	8/13 at 100.00	AAA	5,206,300
	2/01/27 - FGIC Insured

1,580	San Diego County Water Authority, California, Water Revenue Refunding Certificates of	5/12 at 101.00	AAA	1,608,740
	Participation, Series 2002A, 5.000%, 5/01/26 - MBIA Insured

3,500	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems Project,	7/13 at 100.00	BBB+	3,564,434
	Series 2003, 5.625%, 7/01/43

$257,078	Total Long-Term Investments (cost $236,306,513) - 98.5%			253,147,045

	Other Assets Less Liabilities - 1.5%			3,751,085

	Net Assets - 100%			$256,898,130

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest. Such securities are normally considered
	to be equivalent to AAA rated securities.
N/R	Investment is not rated.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At November 30, 2004, the cost of investments was $236,245,772.

	Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2004,
	were as follows:

	Gross unrealized:
	Appreciation	$17,837,247
	Depreciation	(935,974)

	Net unrealized appreciation of investments	$16,901,273

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Municipal Value Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         01/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         01/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         01/28/05

* Print the name and title of each signing officer under his or her signature.